Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of income tax [text block]

01 – Income Taxes

in € m.	2020	2019	2018
Current tax expense (benefit):
Tax expense (benefit) for current year	739	757	733
Adjustments for prior years	(46)	5	(20)
Total current tax expense (benefit)	693	762	713
Deferred tax expense (benefit):
Origination and reversal of temporary differences, unused tax losses and tax credits	(224)	(71)	316
Effect of changes in tax law and/or tax rate	(11)	(9)	(6)
Adjustments for prior years	(67)	1,948	(34)
Total deferred tax expense (benefit)	(302)	1,868	276
Total income tax expense (benefit)	391	2,630	989

Total deferred tax benefit includes expenses from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets, which decreased the deferred tax benefit by € 96 million in 2020, and increased the deferred tax expense by € 2,785 million in 2019, and by € 253 million in 2018.

Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit)

in € m.	2020	2019	2018
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2019 and 31.3% for 2018)	314	(825)	416
Foreign rate differential	(39)	170	8
Tax-exempt gains on securities and other income	(181)	(191)	(209)
Loss (income) on equity method investments	(18)	(19)	(19)
Nondeductible expenses	293	326	340
Impairments of goodwill	0	269	0
Changes in recognition and measurement of deferred tax assets[1]	96	2,785	253
Effect of changes in tax law and/or tax rate	(11)	(9)	(6)
Effect related to share-based payments	(29)	54	133
Other[1]	(34)	70	73
Actual income tax expense (benefit)	391	2,630	989

[1]Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.

The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities.

The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2020, 2019 and 2018.

Income taxes charged or credited to equity (other comprehensive income/additional paid in capital)

in € m.	2020	2019	2018
Actuarial gains/losses related to defined benefit plans	76	402	18
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	6	1	(8)
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	0	0
Net gains/losses reclassified to profit or loss	0	0	0
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	(204)	(42)	48
Realized net gains/losses arising during the period (reclassified to profit or loss)	84	71	86
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	4	1	1
Net gains/losses reclassified to profit or loss	(1)	1	0
Other equity movement:
Unrealized net gains/losses arising during the period	(19)	162	91
Net gains/losses reclassified to profit or loss	14	0	2
Income taxes (charged) credited to other comprehensive income	(40)	596	238
Other income taxes (charged) credited to equity	11	(11)	1

Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2020	Dec 31, 2019
Deferred tax assets:
Unused tax losses	1,476	1,307
Unused tax credits	0	1
Deductible temporary differences:
Trading activities, including derivatives	2,905	4,321
Employee benefits, including equity settled share based payments	2,457	2,507
Accrued interest expense	1,122	1,148
Loans and borrowings, including allowance for loans	1,069	878
Leases	806	614
Intangible Assets	214	236
Fair value OCI (IFRS 9)	1	21
Other assets	560	879
Other provisions	122	126
Other liabilities	4	6
Total deferred tax assets pre offsetting	10,736	12,044
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	2,658	3,937
Employee benefits, including equity settled share based payments	183	265
Loans and borrowings, including allowance for loans	501	785
Leases	712	537
Intangible Assets	560	554
Fair value OCI (IFRS 9)	144	51
Other assets	350	347
Other provisions	79	87
Other liabilities	47	40
Total deferred tax liabilities pre offsetting	5,234	6,603

Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2020	Dec 31, 2019
Presented as deferred tax assets	6,063	5,986
Presented as deferred tax liabilities	561	545
Net deferred tax assets	5,502	5,441

The change in the balance of deferred tax assets and deferred tax liabilities might not equal the deferred tax expense/(benefit). In general, this is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented on the face of the balance sheet as components of other assets and liabilities.

Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2020¹	Dec 31, 2019¹
Deductible temporary differences	(2,204)	(3,046)
Not expiring	(9,982)	(9,629)
Expiring in subsequent period	(138)	(192)
Expiring after subsequent period	(4,702)	(4,214)
Unused tax losses	(14,822)	(14,035)
Expiring after subsequent period	(56)	(95)
Unused tax credits	(58)	(96)

[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.

Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized.

As of December 31, 2020 and December 31, 2019, the Group recognized deferred tax assets of € 5.1 billion and € 3.2 billion, respectively, that exceeded deferred tax liabilities in entities which have suffered a loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. Generally, in determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations.

As of December 31, 2020 and December 31, 2019, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 24 million and € 20 million respectively, in respect of which no deferred tax liabilities were recognized.